Issued share capital, share premium account and share options - Share price (Details) Options in Millions	12 Months Ended
	Mar. 31, 2023 Options € / shares	Mar. 31, 2022 Options € / shares	Mar. 31, 2021 Options € / shares
Disclosure of classes of share capital [line items]
Closing share price	€ 14.95	€ 13.59	€ 16.55
Number of options exercisable | Options	1.7	4.3	10.9
Number of options exercised | Options	4.1	6.5	3.6
Minimum
Disclosure of classes of share capital [line items]
Share price during period	€ 10.09	€ 11.83	€ 8.20
Maximum
Disclosure of classes of share capital [line items]
Share price during period	15.76	18.45	17.56
Average
Disclosure of classes of share capital [line items]
Share price during period	€ 13.20	€ 16.08	€ 13.01